Equity - Synthetic Share Repurchase (Details) - Subsequent Event shares in Millions, $ in Millions	1 Months Ended
Jan. 31, 2024 USD ($) shares
Subsequent Event [Line Items]
Synthetic share repurchase, return to shareholders | $	$ 295.2
Synthetic share repurchases, reduction in number of common shares outstanding, percent	(3.00%)
Common stock, shares outstanding (in shares)	223.9
Treasury shares
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)	2.5